ASSET RETIREMENT OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information
Summary of asset retirement obligation
The following table summarizes the Company’s asset retirement obligation activities during the six month period ended June 30, 2013:

Six Months Ended June 30, 2013
(in thousands)
Asset retirement obligation at beginning of period	$30,680
Liabilities incurred	90
Liabilities settled	(355)
Accretion expense	1,136
Revisions in estimated liabilities (1)	1,935
Effect of foreign currency translation	(129)
Asset retirement obligation at end of period	33,357
Less: current portion (included in other liabilities)	(3,099)
Asset retirement obligation at end of period	$30,258
 (1) $1.5 million of the revisions in estimated liabilities is related to change in assumptions used with respect to certain wells in Williston Basin US and Tableland Canada.

The following table summarizes the Company’s asset retirement obligation transactions during the years ended December 31:

	2012	2011
	(in thousands)
Asset retirement obligation, beginning of period	$20,584	$4,455
Assumed in acquisition	8,027	10,174
Accretion expense	1,671	882
Liabilities incurred	373	688
Revisions in estimated liabilities	76	1,766
Foreign currency adjustment	16	—
Liabilities settled	(80)	(14)
Correction of prior year error	—	2,660
Associated with property sales	13	(27)
Asset retirement obligation, end of period	30,680	20,584
Less: current portion included in other current liabilities	2,358	495
Asset retirement obligation, end of period	$28,322	$20,089

Prc Williston Llc [Member]
Segment Reporting Information
Schedule of Change in Asset Retirement Obligation [Table Text Block]
The following table summarizes the Company’s asset retirement obligation transactions during the six months ended June 30, 2013:

Six Months Ended June 30, 2013
(in thousands)
Asset retirement obligation at beginning of period	$2,163
Accretion expense	62
Revisions in estimated liabilities	49
Asset retirement obligation at end of period	2,274
Less: current portion	(936)
Asset retirement obligation at end of period	$1,338

The following table summarizes the Company’s asset retirement obligation transactions during the years ended December 31:

	(in thousands)
	2012	2011
Asset retirement obligation at beginning of period	$1,983	$1,827
Accretion expense	180	156
Asset retirement obligation at end of period	2,163	1,983
Less: current portion	(889)	—
Asset retirement obligation at end of period	$1,274	$1,983